Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Current	$ 290,149	$ 205,390
Non-current	757,377	314,914
Total Lease Liabilities Balance	$ 1,047,526	$ 520,304	$ 633,028